Going Concern Uncertainty (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 18, 2020
Net loss	$ (2,023,000)	$ (90,000)	$ (3,241,000)	$ (403,000)	$ (2,047,000)	$ (259,000)
Unrestricted cash	2,234,000		2,234,000
Debt instrument principal amount	3,250,000		3,250,000
Paycheck Protection Program [Member]
Debt instrument principal amount							$ 1,625,000
Avid Bank Term Loan [Member]
Unrestricted cash					3,209,000
Debt instrument principal amount					$ 2,750,000
Avid Bank Term Loan [Member] | Paycheck Protection Program [Member]
Debt instrument principal amount	$ 1,625,000		$ 1,625,000